Goodwill and Other Intangible Assets (Tables)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Goodwill [Line Items]
Summary of Goodwill

	Balance at January 1, 2018	Acquisitions (1)	Goodwill Impairment	Foreign currency translation	Other	Balance at December 31, 2018
5.11	$92,966	$—	$—	$—	$—	$92,966
Ergobaby	61,031	—	—	—	—	61,031
Liberty	32,828	—	—	—	—	32,828
Velocity Outdoor	49,352	13,253	—	—	70	62,675
ACI	58,019	—	—	—	—	58,019
Arnold (2)	26,903	—	—	—	—	26,903
Foam Fabricators	—	72,708	—	—	—	72,708
Sterno	41,818	13,518	—	—	—	55,336
Corporate (3)	8,649	—	—	—	—	8,649
Total	$371,566	$99,479	$—	$—	$70	$471,115
(1) Acquisition of businesses during the year ended December 31, 2018 includes the acquisition of Foam Fabricators by the Company, Sterno's acquisition of Rimports and Velocity's acquisition of Ravin.

(2)	Arnold had three reporting units which were combined into one reporting unit effective March 31, 2018.
(3)
Represents goodwill resulting from purchase accounting adjustments not "pushed down" to the ACI segment. This amount is allocated back to the ACI segment for purposes of goodwill impairment testing.
The following is a summary of the net carrying amount of goodwill at December 31, 2018 and 2017 (in thousands):

	December 31, 2018	December 31, 2017
Goodwill - gross carrying amount	$495,979	$396,430
Accumulated impairment losses	(24,864)	(24,864)
Goodwill - net carrying amount	$471,115	$371,566

	Balance at January 1, 2017	Acquisitions (1)	Goodwill Impairment	Foreign currency translation	Other (4)	Balance at December 31, 2017
5.11	$92,966	$—	$—	$—	$—	$92,966
Ergobaby	61,031	—	—	—	—	61,031
Liberty	32,828	—	—	—	—	32,828
Velocity Outdoor	—	49,352	—	—	—	49,352
ACI	58,019	—	—	—	—	58,019
Arnold (2)	35,767	—	(8,864)	—	—	26,903
Sterno	39,982	1,689	—	—	147	41,818
Corporate (3)	8,649	—	—	—	—	8,649
Total	$329,242	$51,041	$(8,864)	$—	$147	$371,566
(1) Acquisition of businesses during the year ended December 31, 2017 includes the acquisition of Velocity by the Company in June 2017, and add-on acquisitions at Velocity Outdoor in July 2017 and Sterno in August 2017.
(2) Arnold had three reporting units, PMAG, Precision Thin Metals and Flexmag with goodwill balances of $15.6 million, $6.5 million and $4.8 million, respectively.
(3) Represents goodwill resulting from purchase accounting adjustments not “pushed down” to the ACI segment. This amount is allocated back to the ACI segment for purposes of goodwill impairment testing.
(4) Represents the final settlement related to Sterno's acquisition of Sterno Home Inc. ("Sterno Home", formerly NII).